UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06146
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Bailard Opportunity Fund Group, Inc.
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(Exact name of registrant as specified in charter)

950 Tower Lane, Suite 1900 Foster, City, CA 94404
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(Address of principal executive offices) (Zip code)

Barbara V. Bailey
Bailard, Inc.
950 Tower Lane, Suite 1900
Foster City, CA 94404
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(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 882-8383
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Date of fiscal year end: September 30
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Date of reporting period: December 31, 2005
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FORM N-Q

Item 1. Schedule of Investments
The Funds’ valuation policies are disclosed in the Funds’ most recent annual report which was filed with the Commission on December 7, 2005.
	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2005 (unaudited)

	EQUITY SECURITIES (92.0%)	Shares	Value

	INDUSTRIAL (20.5%)
	Aerospace/Defense (3.7%)
*	Armor Holdings, Inc.	16,400	$ 699,460
	Cubic Corp.	5,300	105,788
	DRS Technologies, Inc.	16,700	858,714
*	Esterline Technologies Corp.	11,800	438,842
	Kaman Corp. - Class A	15,700	309,133
*	Moog, Inc. - Class A	15,600	442,728
*	Triumph Group, Inc.	6,700	245,287
	Total Aerospace/Defense		3,099,952

	Air Freight & Logistics (0.8%)
*	EGL, Inc.	18,200	683,774

	Building Products (1.5%)
	Apogee Enterprises, Inc.	34,200	554,724
*	Griffon Corp.	10,900	259,529
	Lennox International, Inc.	17,000	479,400
	Total Building Products		1,293,653

	Commercial Printing (0.2%)
	Standard Register Co.	8,100	128,061

	Construction & Engineering (2.6%)
*	Emcor Group, Inc.	8,400	567,252
*	Shaw Group, Inc.	25,000	727,250
*	URS Corp.	25,100	944,011
	Total Construction & Engineering		2,238,513

	Electrical Components (0.7%)
	Acuity Brands, Inc.	6,000	190,800
	Regal-Beloit Corp.	12,400	438,960
	Total Electrical Components		629,760

	Industrial Conglomerates (0.6%)
	Tredegar Corp.	38,200	492,398

	Machinery Construction/Farming (0.2%)
	JLG Industries, Inc.	4,500	205,470

	Machinery Industrial (3.2%)
	Albany International Corp. - Class A	19,700	712,352
	Barnes Group, Inc.	11,500	379,500
	Mueller Industries, Inc.	14,000	383,880
	Stewart & Stevenson Services, Inc.	9,000	190,170
	Valmont Industries, Inc.	20,600	689,276
	Watts Water Technologies, Inc. - Class A	13,200	399,828
	Total Machinery Industrial		2,755,006

	Marine (0.5%)
*	Kirby Corp.	8,000	417,360

	Railroads (0.7%)
*	Kansas City Southern	24,000	586,320

	Services-Diversified/Commercial (1.0%)
*	NCO Group, Inc.	15,000	253,800
*	School Specialty, Inc.	7,000	255,080
	Viad Corp.	10,000	293,300
	Total Services-Diversified/Commercial		802,180

	Services-Employment (0.6%)
*	Spherion Corp.	25,000	250,250
*	Volt Information Sciences, Inc.	13,800	262,476
	Total Services-Employment		512,726

	Services-Environmental (0.6%)
	ABM Industries, Inc.	25,800	504,390

	Services-Office/Supplies (0.6%)
*	United Stationers, Inc.	10,600	514,100

	Trade Companies & Distribution (2.6%)
	Applied Industrial Technologies, Inc.	18,600	626,634
	Hughes Supply, Inc.	44,000	1,577,400
	Total Trade Companies & Distribution		2,204,034

	Trucking (0.4%)
	Arkansas Best Corp.	7,800	340,704

	Total Industrial		17,408,401

	FINANCIAL (16.8%)
	Consumer Finance (0.8%)
	Cash America International, Inc.	27,400	635,406

	Insurance-Life/Health (0.6%)
	Delphi Financial Group, Inc. - Class A	11,700	538,317

	Insurance-Property/Casualty (3.0%)
	Infinity Property & Casualty Corp.	6,800	253,028
	LandAmerica Financial Group, Inc.	5,600	349,440
*	ProAssurance Corp.	15,000	729,600
	RLI Corp.	11,200	558,544
	Selective Insurance Group, Inc.	12,800	679,680
	Total Insurance-Property/Casualty		2,570,292

	Regional Banks (5.0%)
	Boston Private Financial Holdings, Inc.	19,800	602,316
	Central Pacific Financial Corp.	12,600	452,592
	Chittenden Corp.	23,300	647,973
	Community Bank System, Inc.	11,000	248,050
	First Republic Bank	12,400	458,924
	Provident Bankshares Corp.	7,000	236,390
	South Financial Group, Inc.	22,000	605,880
	Sterling Bancshares, Inc.	21,000	324,240
	Whitney Holding Corp.	24,800	683,488
	Total Regional Banks		4,259,853

	REITS Equity Diverse (1.2%)
	Colonial Properties Trust	8,500	356,830
	Commercial Net Lease Realty	24,000	488,880
	Entertainment Properties Trust	5,000	203,750
	Total REITS Equity Diverse		1,049,460

	REITS Equity Industrial/Office (1.0%)
	Lexington Corporate Properties Trust	14,000	298,200
	New Century Financial Corp.	13,800	497,766
	Total REITS Equity Industrial/Office		795,966

	REITS Equity Residential (0.3%)
	Essex Property Trust, Inc.	3,000	276,600

	REITS Equity Self Storage (2.0%)
	Shurgard Storage Centers, Inc. - Class A	20,000	1,134,200
	Sovran Self Storage, Inc.	11,300	530,761
	Total REITS Equity Self Storage		1,664,961

	Thrifts & Mortgage Financing (2.9%)
	BankAtlantic Bancorp, Inc. - Class A	36,300	508,200
	BankUnited Financial Corp. - Class A	25,700	682,849
	Downey Financial Corp.	10,000	683,900
*	FirstFed Financial Corp.	2,100	114,492
	Sterling Financial Corp.	19,000	474,620
	Total Thrifts & Mortgage Financing		2,464,061

	Total Financial		14,254,916

	TECHNOLOGY (14.2%)
	Application Software (1.2%)
*	FileNET Corp.	11,000	284,350
*	Hyperion Solutions Corp.	7,100	254,322
*	MapInfo Corp.	20,100	253,461
*	MRO Software, Inc.	17,400	244,296
	Total Application Software		1,036,429

	Communications Equipment (1.8%)
	Bel Fuse, Inc. - Class B	7,000	222,600
	Belden CDT, Inc.	30,000	732,900
*	Digi International, Inc.	19,000	199,310
	Inter-Tel, Inc.	18,100	354,217
	Total Communications Equipment		1,509,027

	Computer Storage/Peripherals (0.8%)
*	Hutchinson Technology, Inc.	16,900	480,805
*	Komag, Inc.	4,900	169,834
	Total Computer Storage/Peripherals		650,639

	Electronic Equipment (1.5%)
*	Aeroflex, Inc.	22,100	237,575
*	Checkpoint Systems, Inc.	14,000	345,100
*	Coherent, Inc.	20,300	602,504
	Technitrol, Inc.	7,800	133,380
	Total Electronic Equipment		1,318,559

	Electronic Manufacturing Services (1.1%)
*	Benchmark Electronics, Inc.	20,000	672,600
*	RadiSys Corp.	15,000	260,100
	Total Electronic Manufacturing Services		932,700

	Internet Software & Services (0.6%)
*	Internet Security Systems, Inc.	26,700	559,365

	IT Consulting & Service (0.2%)
*	CIBER, Inc.	22,000	145,200

	Semiconductor Equipment (2.2%)
*	Advanced Energy Industries, Inc.	11,800	139,594
*	Brooks Automation, Inc.	28,900	362,117
	Cohu, Inc.	19,000	434,530
*	Photronics, Inc.	16,700	251,502
*	Rudolph Technologies, Inc.	8,000	103,040
*	Varian Semiconductor Equipment Associates, Inc.	13,200	579,876
	Total Semiconductor Equipment		1,870,659

	Semiconductors (1.3%)
*	DSP Group, Inc.	15,000	375,900
*	Exar Corp.	32,000	400,640
*	Skyworks Solutions, Inc.	60,000	305,400
	Total Semiconductors		1,081,940

	Services-Data Processing (0.9%)
*	eFunds Corp.	33,400	782,896

	Systems Software (0.8%)
*	MICROS Systems, Inc.	7,000	338,240
*	Phoenix Technologies, Ltd.	24,500	153,370
*	Secure Computing Corp.	13,500	165,510
	Total Systems Software		657,120

	Technology Distribution (1.8%)
	Agilysys, Inc.	14,500	264,190
	Anixter International, Inc.	27,400	1,071,888
*	Bell Microproducts, Inc.	26,300	201,195
	Total Technology Distribution		1,537,273

	Total Technology		12,081,807

	CONSUMER DISCRETIONARY (12.7%)
	Apparel & Accessory (0.4%)
	Oxford Industries, Inc.	6,600	361,020

	Auto Parts & Equipment (0.3%)
*	Drew Industries, Inc.	8,000	225,520

	Automobile Manufacturers (0.7%)
	Coachmen Industries, Inc.	14,700	173,607
*	Fleetwood Enterprises, Inc.	31,000	382,850
	Total Automobile Manufacturers		556,457

	Automotive Retail (1.2%)
*	Group 1 Automotive, Inc.	11,000	345,730
	Pep Boys-Manny, Moe & Jack	16,000	238,240
	Sonic Automotive, Inc.	18,300	407,724
	Total Automotive Retail		991,694

	Casinos & Gaming (0.4%)
*	Aztar Corp.	10,000	303,900

	Distributors (0.3%)
*	Brightpoint, Inc.	8,900	246,797

	Footwear (0.3%)
	Stride Rite Corp.	19,800	268,488

	General Merchandise (0.4%)
	Fred's, Inc. - Class A	22,000	357,940

	Homebuilding (1.2%)
	Skyline Corp.	7,200	262,080
	Standard Pacific Corp.	19,900	732,320
	Total Homebuilding		994,400

	Home Furnishings (0.5%)
	Ethan Allen Interiors, Inc.	4,500	164,385
*	Interface, Inc. - Class A	36,100	296,742
	Total Home Furnishings		461,127

	Homefurnishings-Retail (0.3%)
	Haverty Furniture Cos., Inc.	5,600	72,184
*	Linens 'n Things, Inc.	5,600	148,960
	Total Homefurnishings-Retail		221,144

	Hotel/Resort/Cruise (0.4%)
	Marcus Corp.	14,900	350,150

	Housewares & Specialty (0.4%)
*	Lenox Group, Inc.	17,500	231,700
	Libbey, Inc.	10,800	110,376
	Total Housewares & Specialty		342,076

	Leisure Products (0.8%)
	Arctic Cat, Inc.	8,500	170,510
*	CCE Spinco, Inc. - W/I	12,700	166,370
*	JAKKS Pacific, Inc.	8,800	184,272
*	K2, Inc.	14,000	141,540
	Total Leisure Products		662,692

	Movies & Entertainment (0.1%)
*	4Kids Entertainment, Inc.	8,200	128,658

	Restaurants (1.2%)
	IHOP Corp.	6,500	304,915
*	Jack in the Box, Inc.	8,500	296,905
	Landry's Restaurants, Inc.	9,900	264,429
	Lone Star Steakhouse & Saloon, Inc.	8,400	199,416
	Total Restaurants		1,065,665

	Retail-Apparel (2.0%)
	Cato Corp. - Class A	16,500	353,925
*	Dress Barn, Inc.	19,700	760,617
	Stage Stores, Inc.	19,800	589,644
	Total Retail-Apparel		1,704,186

	Retail-Catalog (0.7%)
*	Insight Enterprises, Inc.	31,600	619,676

	Retail-Home Improvement (0.5%)
	Building Materials Holding Corp.	6,300	429,723

	Specialty Stores (0.6%)
*	Zale Corp.	20,000	503,000

	Total Consumer Discretionary		10,794,313

	MATERIALS (8.0%)
	Aluminum (0.7%)
*	Aleris International, Inc.	19,110	616,106

	Chemicals-Commodity (0.2%)
	Wellman, Inc.	19,500	132,210

	Chemicals-Specialty (0.7%)
	H.B. Fuller Co.	11,400	365,598
*	OM Group, Inc.	11,900	223,244
	Total Chemicals-Specialty		588,842

	Construction Materials (0.6%)
	Texas Industries, Inc.	11,000	548,240

	Containers Metal/Glass (1.1%)
	AptarGroup, Inc.	14,000	730,800
	Myers Industries, Inc.	15,100	220,158
	Total Containers-Metal/Glass		950,958

	Diverse Metal/Mining (0.7%)
*	Brush Engineered Materials, Inc.	15,600	248,040
*	RTI International Metals, Inc.	10,000	379,500
	Total Diverse Metal/Mining		627,540

	Paper Packaging (0.5%)
*	Caraustar Industries, Inc.	15,800	137,302
	Chesapeake Corp.	9,600	163,008
	Rock-Tenn Co. - Class A	11,200	152,880
	Total Paper Packaging		453,190

	Paper Products (0.6%)
*	Buckeye Technologies, Inc.	25,000	201,250
	Neenah Paper, Inc.	5,000	140,000
	Pope & Talbot, Inc.	14,800	123,284
	Total Paper Products		464,534

	Steel (2.9%)
	Carpenter Technology Corp.	9,700	683,559
*	Chaparral Steel Co.	5,400	163,350
	Commercial Metals Co.	20,000	750,800
	Reliance Steel & Aluminum Co.	10,500	641,760
	Ryerson Tull, Inc.	8,300	201,856
	Total Steel		2,441,325

	Total Materials		6,822,945

	UTILITIES (7.2%)
	Electric Utilities (1.6%)
	Allete, Inc.	11,500	506,000
*	El Paso Electric Co.	18,400	387,136
	Unisource Energy Corp.	15,900	496,080
	Total Electric Utilities		1,389,216

	Gas Utilities (4.9%)
	Atmos Energy Corp.	38,800	1,015,008
	Northwest Natural Gas Co.	20,100	687,018
	Piedmont Natural Gas Co., Inc.	29,900	722,384
	South Jersey Industries, Inc.	21,500	626,510
*	Southern Union Co.	24,541	579,904
	The Laclede Group, Inc.	18,200	531,622
	Total Gas Utilities		4,162,446

	Multi-Utilities (0.7%)
	Avista Corp.	33,600	595,056

	Total Utilities		6,146,718

	HEALTH (4.4%)
	Biotechnology (0.9%)
*	ArQule, Inc.	53,000	324,360
	Cambrex Corp.	18,300	343,491
*	Savient Pharmaceuticals, Inc.	31,400	117,436
	Total Biotechnology		785,287

	Healthcare-Distributors (0.3%)
	Owens & Minor, Inc.	9,000	247,770

	Healthcare-Equipment (2.7%)
	Analogic Corp.	11,200	535,920
*	CONMED Corp.	17,400	411,684
	Datascope Corp.	8,000	264,400
	Invacare Corp.	10,000	314,900
*	Viasys Healthcare, Inc.	17,400	447,180
	Vital Signs, Inc.	7,700	329,714
	Total Healthcare-Equipment		2,303,798

	Healthcare-Services (0.3%)
*	PAREXEL International Corp.	12,100	245,146

	Healthcare-Supplies (0.2%)
*	DJ Orthopedics, Inc.	6,500	179,270

	Total Health		3,761,271

	CONSUMER STAPLES (4.1%)
	Agricultural Product (0.4%)
	Corn Products International, Inc.	15,000	358,350

	Food Distributors (1.0%)
	Nash Finch Co.	6,200	157,976
*	Performance Food Group Co.	24,000	680,880
	Total Food Distributors		838,856

	Household Products (0.4%)
*	Spectrum Brands, Inc.	10,900	221,379
	WD-40 Co.	5,000	131,300
	Total Household Products		352,679

	Packaged Foods/Meats (0.9%)
	Flowers Foods, Inc.	21,300	587,028
	J & J Snack Foods Corp.	3,800	225,758
	Total Packaged Foods/Meats		812,786

	Retail-Drugs (0.5%)
	Longs Drug Stores Corp.	11,000	400,290

	Retail-Food (0.9%)
	Casey's General Stores, Inc.	30,900	766,320

	Total Consumer Staples		3,529,281

	ENERGY (4.1%)
	Oil & Gas-Equipment/Services (2.4%)
*	Lone Star Technologies, Inc.	11,000	568,260
*	Oceaneering International, Inc.	5,000	248,900
*	Offshore Logistics, Inc.	16,500	481,800
*	Veritas DGC, Inc.	20,800	738,192
	Total Oil & Gas-Equipment/Services		2,037,152

	Oil & Gas-Exploration/Production (1.7%)
*	Cimarex Energy Co.	15,100	649,451
*	Swift Energy Co.	17,600	793,232
	Total Oil & Gas-Exploration/Production		1,442,683

	Total Energy		3,479,835

	Total Equity Securities
	(Cost: $69,532,237)		78,279,487

	INVESTMENT COMPANIES (6.8%)
	iShares Russell 2000 Value Index Fund	41,100	2,709,723
	iShares S&P Small Cap 600/BARRA Value Index Fund	48,600	3,104,568

	Total Investment Companies
	(Cost: $4,979,855)		5,814,291
		Principal
		Amount
	SHORT-TERM SECURITIES (2.6%)
	TIME DEPOSIT (2.6%)
	J.P. Morgan
	3.300%, 1/03/06
	(Cost: $2,220,000)	$ 2,220,000	2,220,000

	TOTAL INVESTMENTS (101.4%)
	(Identified Cost: $76,732,092)		86,313,778

	LIABILITIES IN EXCESS OF OTHER ASSETS (-1.4%)		(1,228,725)

	NET ASSETS (100.0%)		$ 85,085,053

*	Non-income producing security.

	W/I - When Issued

	(See "Notes to Portfolios")

	BAILARD ENHANCED GROWTH FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2005 (unaudited)

	EQUITY SECURITIES (97.9%)	Shares	Value

	TECHNOLOGY (60.5%)
	Application Software (3.2%)
	Autodesk, Inc.	24,000	$ 1,030,800
*	Cadence Design System Inc.	29,900	505,908
*	Citrix Systems, Inc.	25,000	719,500
*	Intuit, Inc.	27,000	1,439,100
	Siebel Systems, Inc.	49,000	518,420
	Total Application Software		4,213,728

	Computer Hardware (8.9%)
*	Apple Computer, Inc.	114,500	8,231,405
*	Dell, Inc.	96,600	2,897,034
*	Sun Microsystems, Inc.	145,000	607,550
	Total Computer Hardware		11,735,989

	Computer Storage/Peripherals (0.9%)
*	Network Appliance, Inc.	44,000	1,188,000

	Electronic Manufacturing Services (0.5%)
*	Flextronics International, Ltd.	62,000	647,280

	Home Entertainment Software (1.2%)
*	Electronic Arts, Inc.	30,000	1,569,300

	Internet Software & Services (6.2%)
*	Check Point Software Technologies, Ltd.	28,500	572,850
*	Google, Inc. - Class A	11,500	4,770,890
*	Yahoo!, Inc.	72,000	2,820,960
	Total Internet Software & Services		8,164,700

	Semiconductor Equipment (2.6%)
	Applied Materials, Inc.	95,000	1,704,300
	KLA-Tencor Corp.	25,000	1,233,250
*	Lam Research Corp.	16,000	570,880
	Total Semiconductor Equipment		3,508,430

	Semiconductors (10.9%)
*	Altera Corp.	58,000	1,074,740
*	Broadcom Corp. - Class A	29,000	1,367,350
	Intel Corp.	210,800	5,261,568
	Linear Technology Corp.	40,000	1,442,800
*	Marvell Technology Group, Ltd.	30,000	1,682,700
	Maxim Integrated Products, Inc.	50,000	1,812,000
	Microchip Technology, Inc.	18,000	578,700
	Xilinx, Inc.	45,000	1,134,450
	Total Semiconductors		14,354,308

	Services-Data Processing (1.8%)
*	Fiserv, Inc.	22,000	951,940
	Paychex, Inc.	37,500	1,429,500
	Total Services-Data Processing		2,381,440

	Systems Software (12.5%)
	Adobe Systems, Inc.	50,000	1,848,000
*	BEA Systems, Inc.	30,000	282,000
	Microsoft Corp.	355,300	9,291,095
*	Oracle Corp.	226,000	2,759,460
*	Symantec Corp.	131,710	2,304,925
	Total Systems Software		16,485,480

	Technology Distribution (0.3%)
	CDW Corp.	8,000	460,560

	Telecom Equipment (11.5%)
*	Cisco Systems, Inc.	220,700	3,778,384
*	Comverse Technology, Inc.	26,000	691,340
*	JDS Uniphase Corp.	153,300	361,788
*	Juniper Networks, Inc.	41,000	914,300
	Qualcomm, Inc.	196,200	8,452,296
*	Research in Motion, Ltd.	14,000	924,140
	Total Telecom Equipment		15,122,248

	Total Technology		79,831,463

	CONSUMER DISCRETIONARY (15.9%)
	Broadcasting & Cable (3.4%)
*	Comcast Corp. - Class A	95,000	2,466,200
*	EchoStar Communications Corp. - Class A	25,000	679,250
*	Liberty Global, Inc. - Class A	16,700	375,750
*	Liberty Global, Inc. - Class C	16,700	354,040
*	XM Satellite Radio Holdings, Inc. - Class A	23,500	641,080
	Total Broadcasting & Cable		4,516,320

	Consumer Electronics (0.6%)
	Garmin, Ltd.	11,500	763,025

	Department Stores (1.1%)
*	Sears Holdings Corp.	12,000	1,386,360

	Homefurnishing Retail (1.2%)
*	Bed Bath & Beyond, Inc.	44,000	1,590,600

	Movies & Entertainment (0.6%)
*	Pixar	15,000	790,800

	Restaurants (2.6%)
*	Starbucks Corp.	116,000	3,481,160

	Retail-Catalog (0.8%)
*	IAC/InterActiveCorp	37,750	1,068,703

	Retail-Internet (4.7%)
*	Amazon.com, Inc.	30,000	1,414,500
*	eBay, Inc.	109,000	4,714,250
	Total Retail-Internet		6,128,750

	Specialty Stores (0.9%)
	Staples, Inc.	54,500	1,237,695

	Total Consumer Discretionary		20,963,413

	HEALTH (15.3%)
	Biotechnology (11.2%)
*	Amgen, Inc.	61,100	4,818,346
*	Biogen Idec, Inc.	36,300	1,645,479
*	Celgene Corp.	17,000	1,101,600
*	Chiron Corp.	22,900	1,018,134
*	Genzyme Corp.	34,500	2,441,910
*	Gilead Sciences, Inc.	48,000	2,526,240
*	MedImmune, Inc.	32,000	1,120,640
*	ViroPharma, Inc.	6,600	122,430
	Total Biotechnology		14,794,779

	Healthcare-Distribution/Services (0.3%)
*	Patterson Companies, Inc.	12,000	400,800

	Healthcare-Equipment (1.1%)
	Biomet, Inc.	40,000	1,462,800

	Healthcare-Facilities (0.0%)
*	Genomic Health, Inc.	4,700	42,817

	Healthcare-Services (0.8%)
*	Express Scripts, Inc.	13,000	1,089,400

	Pharmaceuticals (1.9%)
*	DUSA Pharmaceuticals, Inc.	16,400	176,628
	Teva Pharmaceutical Industries, Ltd., ADR	53,000	2,279,530
	Total Pharmaceuticals		2,456,158

	Total Health		20,246,754

	INDUSTRIAL (3.7%)
	Air Freight and Logistics (0.8%)
	Expeditors International of Washington, Inc.	15,000	1,012,650

	Education Services (0.8%)
*	Apollo Group, Inc. - Class A	16,400	991,544

	Electrical Components (0.3%)
	American Power Conversion Corp.	21,000	462,000

	Machinery Construction/Farming (1.1%)
	Paccar, Inc.	21,000	1,453,830

	Services-Diversified/Commercial (0.7%)
	Cintas Corp.	24,000	988,320

	Total Industrial		4,908,344

	CONSUMER STAPLES (1.8%)
	Hypermarkets & Supercenters (1.0%)
	Costco Wholesale Corp.	25,000	1,236,750

	Retail-Food (0.8%)
	Whole Foods Market, Inc.	14,000	1,083,460

	Total Consumer Staples		2,320,210

	ENERGY (0.4%)
	Services-Diversified/Commercial (0.4%)
	Patterson-UTI Energy, Inc.	15,700	517,315

	Total Energy		517,315

	MATERIALS (0.3%)
	Chemicals-Specialty (0.3%)
	Sigma-Aldrich Corp.	6,300	398,727

	Total Materials		398,727

	Total Equity Securities
	(Cost: $103,079,734)		129,186,226

	INVESTMENT COMPANIES (1.6%)
	Nasdaq-100 Index Tracking Stock
	(Cost: $1,856,497)	53,000	2,142,260

		Principal
		Amount
	SHORT-TERM SECURITIES (0.5%)
	TIME DEPOSIT (0.5%)
	Citibank
	3.300%, 1/03/06
	(Cost: $573,000)	$ 573,000	573,000

	TOTAL INVESTMENTS (100.0%)
	(Identified Cost: $105,509,231)		131,901,486

	OTHER ASSETS LESS LIABILITIES (0.0%)		19,366

	NET ASSETS (100.0%)		$ 131,920,852

*	Non-income producing security.

	ADR - American Depositary Receipt

	(See "Notes to Portfolios")

	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2005 (unaudited)

	EQUITY SECURITIES (97.2%)	Shares	Value

	AUSTRALIA (2.5%)
	Australia & New Zealand Banking Group, Ltd.	21,000	$ 368,939
	BHP Billiton, Ltd.	30,128	502,784
	BlueScope Steel, Ltd.	45,000	230,078
	Commonwealth Bank of Australia	18,000	564,467
	CSL, Ltd.	14,000	436,462
	E*Trade Australia, Ltd.	90,000	169,670
	ING Office Fund	150,000	145,793
	Macquarie Bank, Ltd.	3,500	174,970
	QBE Insurance Group, Ltd.	30,000	431,327
	Rinker Group, Ltd.	27,000	325,806
	Suncorp-Metway, Ltd.	15,000	220,615
	Westfield Group	5,000	66,606
	Woodside Petroleum, Ltd.	7,500	215,609
	Zinifex, Ltd.	130,000	656,087
	Total Australia		4,509,213

	AUSTRIA (1.5%)
	Erste Bank der oesterreichischen Sparkassen AG	8,000	443,983
	EVN AG	5,113	413,729
	OMV AG	19,630	1,146,151
	Telekom Austria AG	18,000	403,406
	Voestalpine AG	2,500	251,097
	Total Austria		2,658,366

	BELGIUM (2.1%)
	Bekaert NV	7,000	651,878
	Dexia	18,000	413,597
	Electrabel SA	800	360,282
	KBC Groep NV	16,450	1,526,093
	Mobistar SA	3,000	237,090
*	Option NV	7,000	518,117
	Total Belgium		3,707,057

	BRAZIL (2.3%)
*	Banco Bradesco SA Pfd	22,032	638,650
*	Banco Itau Holding Financeira SA Pfd	27,000	650,867
	Banco Itau Holding Financeira SA, ADR	11,000	264,220
	Companhia Vale do Rio Doce, ADR	33,000	1,357,620
	Embraer-Empresa Brasileira de Aeronautica SA, ADR	5,700	222,870
*	Petrobras-Petroleo Brasileiro SA, ADR	11,900	848,113
	Total Brazil		3,982,340

	CANADA (1.4%)
	Canadian Natural Resources, Ltd.	6,500	320,674
	Falconbridge, Ltd.	9,735	287,512
	Methanex Corp.	30,000	561,401
	National Bank of Canada	5,000	258,186
	Teck Cominco, Ltd.	10,000	531,182
*	Ultra Petroleum Corp.	8,000	446,400
	Total Canada		2,405,355

	CZECH REPUBLIC (0.2%)
	CEZ	14,000	419,025
	Total Czech Republic		419,025

	DENMARK (1.2%)
	A P Moller - Maersk A/S	45	463,987
*	Alk-Abello A/S	3,200	341,080
	D/S Norden A/S	700	323,795
	Danisco A/S	3,000	228,910
	Danske Bank A/S	13,000	456,396
	NKT Holding A/S	5,000	228,514
	Total Denmark		2,042,682

	FINLAND (1.8%)
	Metso Corp.	25,000	681,780
	Nokia Oyj, ADR	97,700	1,787,910
	Sampo Oyj - Class A	40,500	703,201
	Total Finland		3,172,891

	FRANCE (9.1%)
	Arcelor	25,500	630,145
	AXA	35,380	1,137,627
	BNP Paribas SA	16,780	1,352,841
*	Cap Gemini SA	19,000	759,972
	Compagnie Generale des Etablissements Michelin - Class B	10,500	588,053
	Credit Agricole SA	15,100	473,956
	Eiffage SA	10,000	1,076,929
	Euler Hermes SA	8,000	719,054
	European Aeronautic Defence & Space Co.	10,000	376,276
	France Telecom SA	16,000	396,140
	Natexis Banques Populaires	4,600	763,428
	Nexans SA	11,000	520,689
	Renault SA	5,300	430,736
	Sanofi-Aventis	6,746	588,836
	Sanofi-Aventis, ADR	12,000	526,800
	Schneider Electric SA	6,000	533,275
	Sequana Capital	10,000	283,092
	Societe Generale	8,200	1,004,953
	Sodexho Alliance SA	17,000	697,822
	Suez SA	13,000	403,288
	Total SA	8,380	2,097,518
	Total SA, ADR	1,200	151,680
	Vivendi Universal SA	16,500	514,980
	Total France		16,028,090

	GERMANY (4.8%)
	Allianz AG	5,990	903,961
	BASF AG	10,000	763,287
	Bayer AG	10,000	416,263
*	Bayerische Hypo-und Vereinsbank AG	10,000	302,083
	Commerzbank AG	8,500	260,881
	Continental AG	7,000	619,099
	DaimlerChrysler AG	6,000	305,315
	Depfa Bank, Plc.	22,000	324,117
	Deutsche Bank AG	10,500	1,014,354
	Deutsche Telekom AG	21,860	363,052
	E.ON AG	13,000	1,340,051
	Muenchener Rueckversicherungs-Gesellschaft AG	4,000	539,668
	RWE AG	6,000	442,685
	SAP AG	1,400	252,924
	TUI AG	18,000	367,312
	Volkswagen AG Pfd	5,000	191,677
	Total Germany		8,406,729

	GREECE (0.7%)
	Alpha Bank AE	14,160	411,882
	Fourlis SA	25,000	332,043
	National Bank of Greece SA	11,100	470,563
	Total Greece		1,214,488

	HONG KONG (2.7%)
	Bank of East Asia, Ltd.	30,000	90,539
	BOC Hong Kong (Holdings), Ltd.	85,000	163,893
	Cheung Kong Holdings, Ltd.	40,000	410,909
	China Mobile (Hong Kong), Ltd.	60,000	283,612
	China Netcom Group Corp. (Hong Kong), Ltd.	200,000	318,564
	China Overseas Land & Investment, Ltd.	800,000	343,069
	China Resources Power Holdings Co., Ltd.	280,000	157,992
*	China State Construction International Holdings, Ltd.	44,444	10,776
	Chinese Estates Holdings, Ltd.	300,000	294,059
	CNOOC, Ltd.	400,000	265,685
	Hutchison Whampoa, Ltd.	50,000	476,556
	Kingboard Chemical Holdings, Ltd.	104,000	281,677
	Li & Fung, Ltd.	154,000	296,935
	PetroChina Co., Ltd. - Class H	300,000	243,759
	Regal Hotels International Holdings, Ltd.	3,000,000	212,806
*	Shangri-La Asia, Ltd.	106,000	177,041
	Sun Hung Kai Properties, Ltd.	30,000	293,092
	Swire Pacific, Ltd. - Class A	20,000	179,273
	VTech Holdings, Ltd.	57,000	194,814
	Total Hong Kong		4,695,051

	ITALY (1.5%)
	Banca Intesa SpA	76,463	403,609
	Capitalia SpA	45,000	259,560
	Enel SpA	34,000	266,095
	ENI SpA	25,000	690,921
	Fondiaria-Sai SpA	8,000	262,521
	Mediobanca SpA	13,000	247,340
	Pirelli & C. SpA	135,000	123,570
	SanPaolo IMI SpA	15,000	233,728
	Telecom Italia SpA (Savings Shares)	79,679	196,899
	Total Italy		2,684,243

	JAPAN (24.8%)
	77 Bank, Ltd.	25,000	189,782
	AEON Co., Ltd.	10,000	254,173
	Aisin Seiki Co., Ltd.	6,000	220,114
	Amada Co., Ltd.	40,000	352,453
	AOC Holdings, Inc.	8,500	153,393
	Arcs Co., Ltd.	11,000	173,812
	Arrk Corp.	5,000	368,550
	Asahi Breweries, Ltd.	10,000	121,918
	Astellas Pharma, Inc.	10,000	389,731
	Autobacs Seven Co., Ltd.	8,000	419,554
	Bridgestone Corp.	8,000	166,398
	Canon, Inc.	8,000	467,678
	Chubu Electric Power Co., Inc.	7,000	166,653
	Cosmo Oil Co., Ltd.	30,000	149,962
	Dainippon Ink & Chemicals, Inc.	50,000	216,470
	Daiwa Securities Group, Inc.	40,000	453,105
	E*Trade Securities Co., Ltd.	30	231,551
	Espec Corp.	13,000	208,718
	Exedy Corp.	18,000	503,262
	Fancl Corp.	6,000	320,766
	Fujitsu, Ltd.	52,000	395,628
	Futaba Industrial Co., Ltd.	15,000	359,654
	Gunze, Ltd.	60,000	398,543
	Hitachi Construction Machinery	12,000	279,590
	Hitachi, Ltd.	50,000	336,779
	Honda Motor Co., Ltd.	10,000	570,194
	Hosiden Corp.	17,000	208,125
	Isetan Co., Ltd.	10,000	213,081
	Japan Tobacco, Inc.	25	364,314
	Joint Corp.	20,000	691,350
	Juki Corp.	30,000	145,387
	Kadokawa Holdings, Inc.	6,000	190,629
	KDDI Corp.	30	172,837
	Kinden Corp.	25,000	225,578
	Kojima Co., Ltd.	20,000	218,419
	Kyushu Electric Power Co., Inc.	15,000	325,341
	Maeda Corp.	50,000	330,001
	Makino Milling Machine Co., Ltd.	85,000	936,203
	Makita Corp.	23,000	565,111
	Marubeni Corp.	110,000	589,935
	Matsushita Electric Industrial Co., Ltd.	25,000	481,869
	Mazda Motor Corp.	65,000	297,382
	Millea Holdings, Inc.	20	343,980
*@	Mitsubishi Chemical Holdings Corp.	50,000	314,750
	Mitsubishi Corp.	35,000	773,956
	Mitsubishi Electric Corp.	45,000	318,351
	Mitsubishi Estate Co., Ltd.	40,000	830,297
	Mitsubishi Gas Chemical Co., Inc.	80,000	755,740
	Mitsubishi Heavy Industries, Ltd.	55,000	242,311
	Mitsubishi UFJ Financial Group, Inc.	80	1,084,470
	Mitsubishi UFJ Financial Group, Inc. ADR	28,500	390,165
	Mitsui & Co., Ltd.	30,000	385,072
	Mitsui Chemicals, Inc.	50,000	335,932
	Mitsui Fudosan Co., Ltd.	48,000	973,990
	Mitsui O.S.K. Lines, Ltd.	50,000	435,906
	Mitsui Trust Holdings, Inc.	10,000	119,970
	Mizuho Financial Group, Inc.	200	1,586,037
	Mori Seiki Co., Ltd.	18,000	269,931
	Nikko Cordial Corp.	15,000	237,397
	Nintendo Co., Ltd.	3,000	362,196
	Nippon Filcon Co., Ltd.	6,300	88,017
	Nippon Konpo Unyu Soko Co., Ltd.	30,000	409,726
	Nippon Mining Holdings, Inc.	46,500	330,539
	Nippon Shokubai Co., Ltd.	21,000	237,524
	Nippon Suisan Kaisha, Ltd.	45,000	181,479
	Nippon Telegraph & Telephone Corp.	60	272,473
	Nippon Telegraph & Telephone Corp., ADR	13,000	296,530
	Nippon Thompson Co., Ltd.	20,000	189,443
	Nissan Motor Co., Ltd.	33,000	334,110
	Nisshin Steel Co., Ltd.	100,000	322,799
	Nomura Holdings, Inc.	25,000	478,692
	NSK, Ltd.	65,000	443,870
	NTT DoCoMo, Inc.	200	305,007
	ORIX Corp.	1,500	381,894
	Parco Co., Ltd.	17,000	195,162
	Rengo Co., Ltd.	25,000	151,233
*	Resona Holdings, Inc.	85	342,074
	Sanwa Shutter Corp.	50,000	308,396
	Sanyo Shinpan Finance Co., Ltd.	5,000	358,383
	Sawai Pharmaceuticals Co., Ltd.	4,000	135,898
	Sega Sammy Holdings, Inc.	16,000	535,457
	Seino Holdings Co., Ltd.	18,000	195,967
*	Seven & I Holdings Co., Ltd.	24,400	1,043,972
	Shiga Bank, Ltd.	30,000	208,930
	Shinsei Bank, Ltd.	55,000	317,801
	Shizuoka Bank, Ltd.	33,000	330,475
	Softbank Corp.	10,500	443,023
	Star Micronics Co., Ltd.	20,000	326,866
	Sumitomo Corp.	70,000	904,431
	Sumitomo Mitsui Financial Group, Inc.	100	1,059,053
	Sumitomo Rubber Industries, Ltd.	15,000	213,505
	Sumitomo Trust & Banking Co., Ltd.	40,000	408,371
	Takeda Pharmaceutical Co., Ltd.	10,000	540,541
	Teijin, Ltd.	55,000	349,021
	Toei Animation Co., Ltd.	6,000	462,594
	TOEI Co., Ltd.	35,000	237,821
	Toho Pharmaceutical Co., Ltd.	15,000	188,215
	Tohoku Electric Power Co., Inc.	15,000	305,007
	Tokai Carbon Co., Ltd.	65,000	301,788
	Tokyo Electric Power Co., Inc.	12,000	291,282
	Tokyu Land Corp.	30,000	299,670
	Toshiba Corp.	100,000	596,459
	Toyo Suisan Kaisha, Ltd.	10,000	161,315
	Toyo Tire & Rubber Co., Ltd.	60,000	314,666
	Toyota Motor Corp.	35,000	1,814,793
	Toyota Motor Corp., ADR	3,500	366,170
	TV Asahi Corp.	150	372,363
	Yamada Denki Co., Ltd.	10,000	1,250,530
	Yamaha Motor Co., Ltd.	11,000	287,046
*	Yaskawa Electric Corp.	21,000	211,726
	Total Japan		43,686,551

	MEXICO (0.8%)
	Cemex SA de CV, ADR	4,000	237,320
	Grupo Aeroportuario del Sureste SA de CV, ADR	7,700	249,018
	Grupo Financiero Banorte SA de CV - Class O	152,800	316,297
	Grupo Televisa SA, ADR	2,600	209,300
	Telefonos de Mexico SA de CV, ADR - Class L	6,700	165,356
	Wal-Mart de Mexico SA de CV - Class V	52,100	288,964
	Total Mexico		1,466,255

	NETHERLANDS (4.7%)
	ABN AMRO Holding NV	23,000	599,294
	Aegon NV	43,000	697,409
	Buhrmann NV	35,000	513,163
	Fortis	20,000	634,362
	ING Groep NV	72,000	2,488,379
	Koninklijke (Royal) KPN NV	43,000	429,604
	Koninklijke (Royal) Philips Electronics NV	12,020	372,178
	Koninklijke DSM NV	20,000	813,890
	Randstad Holding NV	9,000	389,499
	Rodamco Europe NV	5,000	414,612
	Univar NV	25,000	973,129
	Total Netherlands		8,325,519

	NORWAY (2.0%)
	DNB NOR ASA	80,500	855,972
	Norsk Hydro ASA	14,500	1,483,995
	Statoil ASA	31,000	709,618
	Yara International ASA	30,000	435,296
	Total Norway		3,484,881

	POLAND (0.4%)
	Polski Koncern Naftowy Orlen SA	16,800	323,374
	Telekomunikacja Polska SA	56,000	402,284
	Total Poland		725,658

	RUSSIA (1.0%)
	Gazprom, ADR	12,000	860,400
	Mobile Telesystems Spons. ADR	12,500	437,500
*	Pyaterochka Holding NV GDR	30,000	433,500
	Total Russia		1,731,400

	SINGAPORE (2.1%)
	Capitaland, Ltd.	190,000	393,072
	DBS Group Holdings, Ltd.	75,000	744,227
	Elec & Eltek International Co., Ltd.	84,000	196,560
	Keppel Corp., Ltd.	75,000	496,151
	Keppel Land, Ltd.	150,000	330,166
	Neptune Orient Lines, Ltd.	85,000	171,758
	Oversea-Chinese Banking Corp., Ltd.	55,000	221,614
	SembCorp Industries, Ltd.	140,000	230,695
	SembCorp Marine, Ltd.	250,000	414,963
	Singapore Telecommunications, Ltd.	134,000	210,332
	United Overseas Bank, Ltd.	25,000	219,509
	United Overseas Land, Ltd.	5,000	7,548
	Total Singapore		3,636,595

	SOUTH AFRICA (0.7%)
*	Imperial Holdings, Ltd.	14,840	328,972
	Sasol, Ltd.	11,000	392,826
	Standard Bank Group, Ltd.	15,000	179,291
*	Steinhoff International Holdings, Ltd.	142,000	419,787
	Total South Africa		1,320,876

	SOUTH KOREA (5.0%)
	Hana Financial Holdings	7,575	346,209
*	Hynix Semiconductor Inc.	15,000	523,817
*	Hyundai Motor Co.	5,000	481,278
*	Hyundai Securities Co., Ltd.	52,000	951,674
*	INI Steel Co.	15,000	310,877
*	Joongang Construction Co., Ltd.	14,500	381,560
*	Kia Motors Corp.	12,200	320,433
	Kiwoom.Com Securities Co., Ltd.	15,000	572,785
*	Kookmin Bank	8,300	628,135
	Korea Investment Holdings Co., Ltd.	10,000	425,385
*	Modetour Network Inc.	20,000	528,268
	Samsung Electronics Co., Ltd.	2,500	1,629,816
*	Shinan Financial Group Co., Ltd.	10,000	406,094
*	SK Corp.	3,000	154,622
*	SKC Co., Ltd.	27,500	325,098
	Woongjin Thinkbig Co., Ltd.	39,000	422,466
*	Wooree Eti Co., Ltd.	25,000	398,180
	Total South Korea		8,806,697

	SPAIN (1.6%)
	Banco Bilbao Vizcaya Argentaria SA	25,066	445,864
	Banco de Sabadell SA	9,000	235,249
	Banco Santander Central Hispano SA	53,000	697,055
	Corporacion Mapfre SA	16,000	263,276
	Red Electrica de Espana SA	10,000	308,570
	Repsol YPF, SA	14,000	407,393
	Telefonica SA	31,085	466,029
	Total Spain		2,823,436

	SWEDEN (0.7%)
	ForeningsSparbanken AB	12,000	326,439
	Nordea Bank AB	30,000	310,984
	Telefonaktiebolaget LM Ericsson - Class B	100,000	343,025
	Volvo AB - Class B	7,000	329,392
	Total Sweden		1,309,840

	SWITZERLAND (5.1%)
	Credit Suisse Group	23,577	1,198,573
*	Georg Fischer AG	2,000	681,361
	Givaudan SA	500	337,835
	Holcim Ltd.	7,500	509,314
	Nestle SA	4,000	1,192,761
	Novartis AG	26,702	1,398,970
	Roche Holding AG	2,633	394,166
	Swiss Re	4,000	291,969
*	Syngenta AG	5,000	620,282
	UBS AG	16,087	1,526,980
	Zehnder Group AG - Class B	250	294,017
*	Zurich Financial Services AG	2,948	626,306
	Total Switzerland		9,072,534

	TURKEY (1.2%)
	Akbank TAS	45,000	366,260
	Haci Omer Sabanci Holding AS	70,000	396,226
*	Karsan Otomotiv Sanayi ve Ticaret AS	42,500	190,252
	Trakya Cam Sanayii AS	80,000	310,766
	Turkiye Is Bankasi - Class C	60,720	525,656
*	Vestel Elektronik Sanayi ve Ticaret AS	95,000	352,867
	Total Turkey		2,142,027

	UNITED KINGDOM (15.3%)
	Alliance Unichem, Plc.	25,000	343,565
	Arriva, Plc.	25,000	250,002
	AstraZeneca, Plc.	18,085	878,332
	Aviva, Plc.	102,000	1,234,515
	Barclays, Plc.	130,000	1,363,615
	BHP Billiton, Plc.	60,000	978,032
	BP, Plc.	160,600	1,706,645
	BP, Plc., ADR	5,000	321,100
	British American Tobacco, Plc.	15,000	334,766
	British Land Co., Plc.	35,000	640,519
	Diageo, Plc.	36,000	520,690
	Enterprise Inns, Plc.	40,400	650,566
	GlaxoSmithKline, Plc.	39,044	984,653
	Group 4 Securicor, Plc.	88,000	243,229
	HBOS, Plc.	37,800	644,389
	Hilton Group, Plc.	50,000	312,019
	HSBC Holdings, Plc.	80,000	1,281,382
	Imperial Chemical Industries, Plc.	56,000	319,178
	International Power, Plc.	125,000	513,952
	Lloyds TSB Group, Plc.	28,000	234,817
	Michael Page International, Plc.	80,000	370,818
	Mitchells & Butlers, Plc.	45,000	322,921
	Next, Plc.	10,000	263,521
	Northern Rock, Plc.	20,000	323,779
	O2, Plc.	375,000	1,273,077
	Old Mutual, Plc.	55,000	155,559
	Persimmon, Plc.	40,000	863,869
*	Rolls-Royce Group, Plc.	30,000	220,173
	Royal Bank of Scotland Group, Plc.	51,200	1,542,603
	Royal Dutch Shell, Plc. - Class A	68,000	2,067,798
	Royal Dutch Shell, Plc. - Class B	28,733	916,503
	Sage Group, Plc.	60,000	265,753
	Scottish and Southern Energy, Plc.	22,000	382,973
	Scottish Power, Plc.	50,000	466,527
	Severn Trent, Plc.	10,000	186,096
	Taylor Woodrow, Plc.	75,000	489,918
	Tesco, Plc.	90,000	512,192
	Trinity Mirror, Plc.	13,000	127,881
	Unilever, Plc.	33,000	326,603
	United Utilities, Plc.	30,000	345,582
	Vodafone Group, Plc.	707,441	1,524,197
	Whitbread, Plc.	13,714	223,428
	Total United Kingdom		26,927,737

	Total Equity Securities
	(Cost: $121,432,898)		171,385,536

	INVESTMENT COMPANIES (2.8%)

	BRAZIL (0.2%)
	iShares MSCI Brazil Index Fund	12,100	403,777

	GERMANY (0.9%)
	iShares MSCI Germany Index Fund	82,300	1,669,044

	ITALY (0.5%)
	iShares MSCI Italy Index Fund	33,100	844,381

	JAPAN (0.4%)
	iShares MSCI Japan Index Fund	51,700	698,984

	SWITZERLAND (0.8%)
	iShares MSCI Switzerland Index Fund	72,000	1,390,320

	Total Investment Companies
	(Cost: $3,941,193)		5,006,506

	TOTAL INVESTMENTS (100.0%)
	(Identified Cost: $125,374,091)		176,392,042

	OTHER ASSETS LESS LIABILITIES: (0.0%)		16,077

	NET ASSETS: (100.0%)		$ 176,408,119

*	Non-income producing security.
@	Fair valued using procedures approved by the Board of Directors.

	ADR - American Depositary Receipt
	GDR - Global Depositary Receipt

	(See "Notes to Portfolios")

BAILARD INTERNATIONAL EQUITY FUND
SECTOR DIVERSIFICATION
DECEMBER 31, 2005 (unaudited)
Percent of
Industry	Net Assets
Banking	17.8%
Energy Sources	9.3
Financial Services	6.7
Telecommunications	6.1
Insurance	4.8
Health & Personal Care	4.1
Chemicals	4.0
Utilities-Electrical & Gas	3.8
Automobiles	3.2
Real Estate	3.1
Machinery & Engineering	3.0
Electronic Components & Instruments	2.8
Merchandising	2.7
Business & Public Services	2.6
Construction & Housing	2.5
Wholesale & International Trade	2.2
Industrial Components	2.1
Metals-Steel	1.8
Leisure & Tourism	1.7
Appliances & Household Durables	1.6
Broadcasting & Publishing	1.4
Multi-Industry	1.3
Food & Household Products	1.2
Electrical & Electronics	1.1
Metals-Non Ferrous	1.0
Beverages & Tobacco	0.8
Building Materials & Components	0.8
Transportation-Road and Rail	0.8
Transportation-Shipping	0.8
Aerospace & Military Technology	0.5
Recreation & Other Consumer Goods	0.5
Misc. Materials & Commodities	0.4
Forestry & Paper Products	0.3
Data Processing & Reproduction	0.2
Textiles & Apparel	0.2
Total Investments in Securities	97.2
Investment Companies	2.8
Other Assets Less Liabilities	0.0
Net Assets	100.0%

BAILARD BOND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (unaudited)

		Par Value
	Country of	(Local
	Origin	Currency)	Value
FIXED INCOME SECURITIES (83.0%)

BRITISH POUND (2.5%)
National Westminster Bank, Plc.
7.875%, 09/09/15	United Kingdom	500,000	$ 1,070,663
Total British Pound			1,070,663

EURO (10.0%)
Casino Guichard-Perrachon SA
6.000%, 03/06/08	France	2,000,000	2,478,737

Republic of Italy
7.250%, 11/01/26	Italy	1,000,000	1,764,955
Total Euro			4,243,692

JAPANESE YEN (5.2%)
Fannie Mae
1.750%, 03/26/08	United States	250,000,000	2,187,241
Total Japanese Yen			2,187,241

NEW ZEALAND DOLLAR (1.6%)
International Finance Corp.	Supranational
6.750%, 07/15/09	Bank	1,000,000	677,958
Total New Zealand Dollar			677,958

SWEDISH KRONA (2.5%)
Swedish Government
5.000%, 01/28/09	Sweden	8,000,000	1,064,911
Total Swedish Krona			1,064,911

UNITED STATES DOLLAR (61.2%)
Affiliated Managers Group, Inc.
5.406%, 11/17/06	United States	500,000	497,142

Bank of America Corp.
7.400%, 01/15/11	United States	1,000,000	1,102,688

Bear Stearns Cos., Inc.
7.800%, 08/15/07	United States	1,100,000	1,149,412

Cordant Technologies, Inc.
6.625%, 03/01/08	United States	555,000	573,720

CVS Corp.
4.000%, 09/15/09	United States	500,000	481,296

Federal Home Loan Bank
4.000%, 04/10/15	United States	1,000,000	973,959

Ford Motor Co.
8.875%, 01/15/22	United States	500,000	362,500

Freddie Mac
4.500%, 08/22/07	United States	750,000	745,807

Freddie Mac
5.200%, 09/27/12	United States	1,000,000	993,569

Freddie Mac FHR 2836 PI
5.000%, 09/15/22	United States	2,360,100	272,518

Freddie Mac FHR 1599 F
5.965%, 10/15/23 Floating Rate Note	United States	484,291	520,764

Freddie Mac FHR 1686 B
0.000%, 02/15/24 PO	United States	669,214	487,062

Freddie Mac FHR 2258 S
4.781%, 06/15/29 Inverse Floater	United States	499,299	11,936

Freddie Mac FHR 2547 BE
5.500%, 03/15/32	United States	500,000	492,500

Freddie Mac FHR 2785 GD
4.500%, 10/15/33 SEQ	United States	578,055	557,439

Freddie Mac FHR 2789 SE
12.484%, 04/15/34 Inverse Floater	United States	260,875	266,459

Freddie Mac FHR 2836 MZ
4.500%, 08/15/34 SEQ	United States	1,114,803	861,360

Freddie Mac FHR 2852 US
4.720%, 09/15/34 Inverse Floater	United States	206,317	199,515

Freddie Mac FHR 2866 WY
4.500%, 09/15/34 Inverse Floater	United States	340,056	328,632

Freddie Mac FHR 2901 SX
5.420%, 12/15/34 Inverse Floater	United States	355,980	346,290

Freddie Mac FHR 2962 TN
4.750%, 03/15/35	United States	431,443	414,050

GAMCO Investors, Inc.
5.500%, 05/15/13	United States	500,000	489,546

General Electric Capital Corp.
6.500%, 12/10/07	United States	1,000,000	1,030,687

General Motors Acceptance Corp.
5.625%, 05/15/09	United States	500,000	445,174

Georgia-Pacific Corp.
8.125%, 05/15/11	United States	250,000	251,563

Government National Mortgage Association GNR 2002-40 FM
5.670%, 04/20/31 Floating Rate Note	United States	358,976	362,616

HMH Properties, Inc. - Series B
7.875%, 08/01/08	United States	56,000	56,910

Honeywell International, Inc.
9.065%, 06/01/33	United States	594,000	873,324

Inter-American Development Bank	Supranational
5.375%, 11/18/08	Bank	1,500,000	1,531,901

LCI International, Inc.
7.250%, 06/15/07	United States	500,000	505,000

Lyondell Chemical Co. - Series A
9.625%, 05/01/07	United States	500,000	524,375

Pfizer, Inc.
5.625%, 02/01/06	United States	500,000	500,406

Republic Services, Inc.
6.750%, 08/15/11	United States	500,000	537,797

TCI Communications Finance III
9.650%, 03/31/27	United States	1,000,000	1,082,421

U.S. Treasury Bonds
5.375%, 02/15/31	United States	3,500,000	3,932,579

U.S. Treasury Notes
2.375%, 08/31/06	United States	750,000	740,274

U.S. Treasury Notes
4.000%, 02/15/15	United States	1,500,000	1,454,766
Total United States Dollar			25,957,957

Total Fixed Income Securities
(Cost: $33,481,587)			35,202,422

		Shares
INVESTMENT COMPANIES (8.0%)
iShares GS$ InvesTopTM Corporate Bond Fund
(Cost: $3,454,104)	United States	31,400	3,381,466

PREFERRED STOCK (3.4%)
Public Storage, Inc. - Series A, Pfd	United States	26,000	719,420

Regency Centers Corp., Pfd	United States	28,000	707,000

Total Preferred Stock
(Cost: $1,481,140)			1,426,420

		Principal
		Amount
SHORT-TERM SECURITIES (4.4%)
TIME DEPOSIT (4.4%)
Wachovia Bank
3.300%, 01/03/06
(Cost: $1,869,000)		$ 1,869,000	1,869,000

TOTAL INVESTMENTS (98.8%)
(Identified Cost: $40,285,831)			41,879,308

OTHER ASSETS LESS LIABILITIES (1.2%)			503,170

NET ASSETS (100.0%)			$ 42,382,478

(See "Notes to Portfolios")

BAILARD OPPORTUNITY FUND GROUP, INC.
NOTES TO PORTFOLIOS
DECEMBER 31, 2005 (unaudited)

TAX INFORMATION
Tax Basis Unrealized Gain (Loss). At December 31, 2005, the cost of investments and gross and net unrealized gain (loss) for federal income tax purposes were as follows:

Gross Unrealized
	Cost	Gain	(Loss)	Net
Bailard Cognitive Value Fund	$ 76,732,092	$ 13,438,667	$ (3,856,981)	$ 9,581,686
Bailard Enhanced Growth Fund	$ 105,509,231	$ 28,894,347	$ (2,502,093)	$ 26,392,254
Bailard International Equity Fund	$ 125,374,091	$ 51,842,914	$ (824,963)	$ 51,017,951
Bailard Bond Opportunity Fund	$ 40,285,831	$ 2,344,493	$ (751,016)	$ 1,593,477

FORWARD FOREIGN CURRENCY CONTRACTS
At December 31, 2005, the Bailard Bond Opportunity Fund ("Bond Fund") had open forward foreign currency contracts which obligated it to exchange currencies at specified future dates. At the maturity of a forward contract, the Bond Fund may either make delivery of the foreign currency from currency held, if any, or from the proceeds of portfolio securities sold, or it may terminate its obligation to deliver the foreign currency at any time by purchasing an offsetting contract. The forward value of amounts due to the Bond Fund under the contracts, including contracts which have been offset but remained unsettled, have been netted against the forward value of the currency to be delivered by the Bond Fund. The remaining amount is shown as an unrealized gain or loss on forward currency contracts. The Bond Fund’s open forward foreign currency exchange contracts outstanding at December 31, 2005 were as follows:
						USD
USD	Currency		Currency	USD	Delivery	Unrealized
Receivable	Deliverable		Receivable	Payable	Date	Gain (Loss)
$ 3,905,525	3,250,000	EUR	-	-	03/14/2006	$ 56,485
1,100,500	620,000	GBP	-	-	03/14/2006	36,028
1,434,599	170,000,000	JPY	-	-	03/14/2006	(18,477)
715,068	1,015,000	NZD	-	-	03/14/2006	27,611
698,021	5,475,000	SEK	-	-	03/14/2006	6,341
$ 7,853,713				-		$ 107,988

Currency Legend:
EUR	-	Euro	NZD	-	New Zealand Dollar
GBP	-	British Pound	SEK	-	Swedish Krona
JPY	-	Japanese Yen	USD	-	US Dollar

Item 2. Controls and Procedures

(a).
The registrant’s Chairman and Treasurer have determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b).
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred in the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act. (EX-99.CERT)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bailard Opportunity Fund Group, Inc.
By: P. M. Hill
Peter Molyneux Hill
Title: Chairman (principal executive officer)
Date: 2-27-06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: P. M. Hill
Peter Molyneux Hill
Title: Chairman (principal executive officer)
Date: 2-27-06

By: Barbara Vaughan Bailey
Barbara Vaughan Bailey
Title: Treasurer (principal financial officer)
Date: 2-27-06